COMMITMENTS AND CONTINGENCIES- Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 06, 2018	Jul. 16, 2018	Jul. 16, 2018	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Maximum value of ordinary shares sold				$ 70,406	$ 4,103,479
Ascent Investor Relations Inc [Member] | Investor Relations Agreement
Other Commitments [Line Items]
Consideration paid per month before listed in the market of Nasdaq			$ 4,140
Consideration paid per month after listed in the market of Nasdaq			$ 7,820
Investor Relations Agreement Period		2 years
Network 1 Financial Securities, Inc. | IPO
Other Commitments [Line Items]
Maximum value of ordinary shares sold	$ 6,000,000
Description of underwriting discount and spread	The Company agreed to pay NETW an underwriting discount or spread of seven percent (7%) of the gross proceeds from investors introduced by NETW and five percent (5%) of the gross proceeds from investors introduced by the Company
Percentage of gross proceeds of offering as corporate finance fee	2.00%
Maximum reimbursement out of pocket expenses related to offering	$ 75,000